UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT TERM YIELD FUND

FORM N-Q

OCTOBER 31, 2018

Notes to Schedules of Investments (unaudited)

Investments in Short Term Yield Portfolio, at value $49,287.

1. Organization and significant accounting policies

Western Asset Short Term Yield Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Short Term Yield Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (0.06% at October 31, 2018) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

SHORT TERM YIELD PORTFOLIO

Schedules of investments (unaudited)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 16.6%
COMMUNICATION SERVICES - 0.7%
Media - 0.7%
Comcast Corp., Senior Notes (3 mo. USD LIBOR + 0.330%)	2.738%	10/1/20	$512,000	$512,360	(a)

CONSUMER DISCRETIONARY - 1.2%
Automobiles - 1.2%
BMW U.S. Capital LLC, Senior Notes (3 mo. USD LIBOR + 0.500%)	2.819%	8/13/21	428,000	428,544	(a)(b)
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.250%)	2.591%	11/5/18	500,000	500,003	(a)(b)

TOTAL CONSUMER DISCRETIONARY				928,547

CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 1.0%
Walmart Inc., Senior Notes (3 mo. USD LIBOR + 0.230%)	2.596%	6/23/21	800,000	803,761	(a)

ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Exxon Mobil Corp., Senior Notes (3 mo. USD LIBOR + 0.780%)	3.101%	3/1/19	875,000	877,303	(a)
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.788%	5/11/20	248,000	249,566	(a)
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.580%)	2.921%	11/10/18	335,000	335,048	(a)

TOTAL ENERGY				1,461,917

FINANCIALS - 10.7%
Banks - 9.0%
ABN AMRO Bank NV, Senior Notes (3 mo. USD LIBOR + 0.570%)	2.881%	8/27/21	1,250,000	1,251,537	(a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (3 mo. USD LIBOR + 0.660%)	3.026%	9/23/19	825,000	829,124	(a)(b)
Citibank N.A., Senior Notes (3 mo. USD LIBOR + 0.230%)	2.571%	11/9/18	1,000,000	1,000,059	(a)
Citibank N.A., Senior Notes (3 mo. USD LIBOR + 0.570%)	3.047%	7/23/21	420,000	421,522	(a)
Commonwealth Bank of Australia, Senior Notes (3 mo. USD LIBOR + 0.640%)	3.229%	11/7/19	250,000	251,241	(a)(b)
Danske Bank A/S, Senior Notes (3 mo. USD LIBOR + 0.580%)	2.903%	9/6/19	560,000	559,737	(a)(b)
DBS Group Holdings Ltd., Senior Notes (3 mo. USD LIBOR + 0.490%)	2.817%	6/8/20	300,000	300,822	(a)(b)

See Notes to Schedules of Investments.

SHORT TERM YIELD PORTFOLIO

Schedules of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
ING Bank NV, Senior Notes (3 mo. USD LIBOR + 0.690%)	3.086%	10/1/19	$300,000	$301,271	(a)(b)
Nordea Bank AB, Senior Notes (3 mo. USD LIBOR + 0.470%)	2.787%	5/29/20	591,000	592,212	(a)(b)
Sumitomo Mitsui Banking Corp., Senior Notes	2.514%	1/17/20	500,000	495,710
Toronto-Dominion Bank, Senior Notes (3 mo. USD LIBOR + 0.260%)	2.594%	9/17/20	500,000	500,767	(a)
Westpac Banking Corp., Senior Notes (3 mo. USD LIBOR + 0.710%)	3.048%	5/13/19	350,000	351,042	(a)

Total Banks				6,855,044

Capital Markets - 0.9%
UBS AG, Senior Notes (3 mo. USD LIBOR + 0.320%)	2.637%	12/7/18	667,000	667,171	(a)(b)

Insurance - 0.8%
Berkshire Hathaway Finance Corp., Senior Notes (3 mo. USD LIBOR + 0.690%)	3.024%	3/15/19	581,000	582,432	(a)

TOTAL FINANCIALS				8,104,647

HEALTH CARE - 0.5%
Biotechnology - 0.5%
Gilead Sciences, Inc., Senior Notes (3 mo. USD LIBOR + 0.220%)	2.558%	3/20/19	374,000	374,109	(a)

INFORMATION TECHNOLOGY - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc., Senior Notes (3 mo. USD LIBOR + 0.820%)	3.130%	2/22/19	442,000	443,072	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $12,614,325)				12,628,413

COLLATERALIZED MORTGAGE OBLIGATIONS(C) - 1.4%
Federal National Mortgage Association (FNMA), 2012-M11 FA (1 mo. USD LIBOR + 0.500%)	2.665%	8/25/19	55,711	55,646	(a)
Government National Mortgage Association, 2012-H08 FA (1 mo. USD LIBOR + 0.600%)	2.714%	1/20/62	217,855	218,762	(a)
Government National Mortgage Association, 2015-H26 FK (1 mo. USD LIBOR + 0.500%)	2.614%	5/20/61	10,147	10,165	(a)
Government National Mortgage Association (GNMA), 2010-H28, FE (1 mo. USD LIBOR + 0.400%)	2.514%	12/20/60	101,748	101,689	(a)
Government National Mortgage Association (GNMA), 2011-H05, FB (1 mo. USD LIBOR + 0.500%)	2.614%	12/20/60	187,798	188,206	(a)
Government National Mortgage Association (GNMA), 2011-H06, FA (1 mo. USD LIBOR + 0.450%)	2.564%	2/20/61	216,559	216,717	(a)
Government National Mortgage Association (GNMA), 2011-H08, FG (1 mo. USD LIBOR + 0.480%)	2.594%	3/20/61	114,593	114,740	(a)

See Notes to Schedules of Investments.

SHORT TERM YIELD PORTFOLIO

Schedules of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2011-H09, AF (1 mo. USD LIBOR + 0.500%)	2.614%	3/20/61	$59,197	$59,297	(a)
Government National Mortgage Association (GNMA), 2011-H19, FA (1 mo. USD LIBOR + 0.470%)	2.584%	8/20/61	57,994	58,059	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,021,348)				1,023,281

ASSET-BACKED SECURITIES - 0.6%
Bank of America Credit Card Trust, 2014-A1 A (1 mo. USD LIBOR + 0.380%)	2.660%	6/15/21	245,000	245,163	(a)
Educational Funding of the South Inc., 2011-1 A2 (3 mo. USD LIBOR + 0.650%)	3.140%	4/25/35	75,620	75,755	(a)
Ford Credit Floorplan Master Owner Trust, 2015-2, A2 (1 mo. USD LIBOR + 0.570%)	2.850%	1/15/22	150,000	150,676	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $470,565)				471,594

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $14,106,238)				14,123,288

SHORT-TERM INVESTMENTS - 81.2%
Certificates of Deposit - 46.1%
Bank of Montreal (1 mo. USD LIBOR + 0.200%)	2.516%	5/7/19	1,000,000	1,000,092	(a)
Bank of Montreal (3 mo. USD LIBOR + 0.330%)	2.750%	7/11/19	600,000	600,923	(a)
Bank of Montreal (3 mo. USD LIBOR + 0.320%)	2.765%	7/18/19	250,000	250,290	(a)
Bank of Montreal (3 mo. USD LIBOR + 0.250%)	2.587%	3/18/19	500,000	500,418	(a)
Bank of Nova Scotia (3 mo. USD LIBOR + 0.280%)	2.618%	3/20/19	500,000	500,501	(a)
Bank of Nova Scotia (3 mo. USD LIBOR + 0.280%)	2.716%	10/15/19	500,000	500,679	(a)
Bank of Nova Scotia (3 mo. USD LIBOR + 0.380%)	2.691%	2/28/19	510,000	510,593	(a)
Bank of Nova Scotia (3 mo. USD LIBOR + 0.220%)	2.586%	12/23/19	500,000	500,418	(a)
Barclays Bank PLC (1 mo. USD LIBOR + 0.190%)	2.489%	2/1/19	500,000	500,168	(a)
BNP Paribas NY Branch	2.520%	3/16/19	500,000	499,766
Canadian Imperial Bank of Commerce NY (3 mo. USD LIBOR + 0.230%)	2.547%	12/7/18	300,000	300,056	(a)
Canadian Imperial Bank of Commerce NY (3 mo. USD LIBOR + 0.230%)	2.812%	2/4/19	250,000	250,120	(a)
Canadian Imperial Bank of Commerce NY (3 mo. USD LIBOR + 0.210%)	2.544%	6/13/19	100,000	100,051	(a)
Canadian Imperial Bank of Commerce NY (3 mo. USD LIBOR + 0.210%)	2.792%	8/5/19	575,000	575,281	(a)
Canadian Imperial Bank of Commerce NY (3 mo. USD LIBOR + 0.410%)	2.748%	9/20/19	500,000	501,062	(a)
Canadian Imperial Bank of Commerce NY (3 mo. USD LIBOR + 0.320%)	2.728%	7/5/19	100,000	100,124	(a)
Canadian Imperial Bank of Commerce NY (3 mo. USD LIBOR + 0.220%)	2.601%	12/27/19	500,000	500,252	(a)

See Notes to Schedules of Investments.

SHORT TERM YIELD PORTFOLIO

Schedules of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - (continued)
Cooperatieve Rabobank UA (1 mo. USD LIBOR + 0.180%)	2.461%	2/25/19	$650,000	$650,171	(a)
Credit Agricole Corporate and Investment Bank (3 mo. USD LIBOR + 0.470%)	2.791%	6/3/19	336,000	336,617	(a)
Credit Agricole Corporate and Investment Bank (3 mo. USD LIBOR + 0.250%)	2.700%	1/21/20	500,000	499,991	(a)
Credit Suisse AG NY (3 mo. USD LIBOR + 0.340%)	2.748%	4/9/19	580,000	580,615	(a)
Landesbank Hessen-Thuringen	2.690%	6/13/19	2,500,000	2,499,617
Lloyds Bank Corporate Markets PLC NY (3 mo. USD LIBOR + 0.210%)	2.697%	7/24/19	1,500,000	1,500,050	(a)
Mitsubishi UFJ Trust & Banking NY	2.280%	12/6/18	1,330,000	1,330,018
Mizuho Bank Ltd. (3 mo. USD LIBOR + 0.430%)	2.768%	11/13/18	763,000	763,114	(a)
Mizuho Bank Ltd. (3 mo. USD LIBOR + 0.400%)	2.814%	1/10/19	250,000	250,200	(a)
Mizuho Bank Ltd.	2.300%	12/7/18	695,000	695,039
MUFG Bank Ltd. NY (3 mo. USD LIBOR + 0.450%)	2.777%	9/9/19	700,000	701,564	(a)
MUFG Bank Ltd. NY	2.150%	1/16/19	170,000	169,850
National Bank of Canada NY (3 mo. USD LIBOR + 0.200%)	2.543%	5/8/19	500,000	500,191	(a)
Nordea Bank Abp NY (3 mo. USD LIBOR + 0.200%)	2.532%	3/14/19	300,000	300,156	(a)
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.130%)	2.446%	3/7/19	1,165,000	1,164,993	(a)
Royal Bank of Canada NY (3 mo. USD LIBOR + 0.280%)	2.646%	3/22/19	250,000	250,216	(a)
Skandinaviska Enskilda Banken AB NY (1 mo. USD LIBOR + 0.270%)	2.549%	11/5/18	518,000	518,022	(a)
Societe Generale NY	2.470%	1/31/19	500,000	499,919
Societe Generale NY (1 mo. USD LIBOR + 0.190%)	2.489%	2/1/19	1,000,000	1,000,335	(a)
Societe Generale NY	2.180%	1/23/19	250,000	249,801
Standard Chartered Bank (3 mo. USD LIBOR + 0.150%)	2.548%	4/2/19	1,000,000	999,932	(a)
Standard Chartered Bank (3 mo. USD LIBOR + 0.050%)	2.362%	2/22/19	1,000,000	1,000,011	(a)
Standard Chartered Bank (1 mo. USD LIBOR + 0.190%)	2.497%	4/2/19	500,000	500,000	(a)
Sumitomo Mitsui Banking Corp. (3 mo. USD LIBOR + 0.370%)	2.897%	1/31/20	500,000	500,460	(a)
Sumitomo Mitsui Banking Corp. (3 mo. USD LIBOR + 0.370%)	2.790%	7/11/19	250,000	250,333	(a)
Sumitomo Mitsui Banking Corp. (3 mo. USD LIBOR + 0.460%)	2.774%	5/15/19	400,000	400,688	(a)

See Notes to Schedules of Investments.

SHORT TERM YIELD PORTFOLIO

Schedules of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - (continued)
Sumitomo Mitsui Trust Bank Limited/ New York (3 mo. USD LIBOR + 0.390%)	2.707%	12/7/18	$940,000	$940,404	(a)
Sumitomo Mitsui Trust Bank Limited/ New York (3 mo. USD LIBOR + 0.370%)	2.819%	1/17/19	1,000,000	1,000,570	(a)
Sumitomo Mitsui Trust Bank Limited/ New York	2.250%	12/3/18	650,000	649,988
Svenska Handelsbanken NY (1 mo. USD LIBOR + 0.290%)	2.604%	2/4/19	400,000	400,241	(a)
Svenska Handelsbanken NY (3 mo. USD LIBOR + 0.210%)	2.751%	2/1/19	750,000	750,329	(a)
Svenska Handelsbanken NY (1 mo. USD LIBOR + 0.140%)	2.417%	4/8/19	1,050,000	1,049,919	(a)
Svenska Handelsbanken NY (3 mo. USD LIBOR + 0.200%)	2.534%	3/13/19	300,000	300,287	(a)
Swedbank AB (1 mo. USD LIBOR + 0.190%)	2.471%	2/25/19	1,000,000	1,000,299	(a)
Swedbank AB (1 mo. USD LIBOR + 0.160%)	2.455%	1/28/19	1,000,000	1,000,258	(a)
Toronto-Dominion Bank (3 mo. USD LIBOR + 0.170%)	2.497%	6/7/19	506,000	506,197	(a)
UBS AG (3 mo. USD LIBOR + 0.420%)	2.741%	3/2/20	370,000	370,457	(a)
Westpac Banking Corp.	2.060%	11/1/18	1,250,000	1,249,995

Total Certificates of Deposit (Cost - $35,008,631)				35,021,641

Commercial Paper - 35.1%
Banco Santander	2.505%	1/28/19	1,274,000	1,266,337	(d)
Bank of Monteral	2.432%	1/3/19	475,000	473,003	(d)
Bank of Nova Scotia	2.410%	1/4/19	500,000	497,876	(d)(e)
BNZ International Funding Ltd. (3 mo. USD LIBOR + 0.200%)	2.559%	4/16/19	750,000	750,252	(e)
BPCE SA	2.517%	1/18/19	300,000	298,390	(d)(e)
BPCE SA	2.641%	2/19/19	2,000,000	1,984,207	(d)(e)
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.230%)	2.307%	1/18/19	1,000,000	1,000,408	(e)
Commonwealth Bank of Australia	1.260%	1/18/19	1,000,000	997,294	(d)(e)
Credit Agricole Corporate and Investment Bank	2.822%	4/12/19	1,700,000	1,679,002	(d)
Danske Corp.	2.389%	12/4/18	1,590,000	1,586,507	(d)(e)
DBS Bank Ltd.	2.751%	4/1/19	2,000,000	1,977,521	(d)(e)
DnB NOR Bank ASA	2.848%	6/10/19	400,000	393,227	(d)(e)
HSBC Bank PLC (1 mo. USD LIBOR + 0.200%)	2.307%	11/5/18	250,000	250,008	(e)
HSBC Bank PLC (3 mo. USD LIBOR + 0.180%)	2.559%	2/22/19	900,000	900,827	(e)
HSBC Bank PLC	2.550%	5/22/19	350,000	350,039	(e)
HSBC USA Inc.	2.775%	4/12/19	500,000	493,926	(d)(e)
ING U.S. Funding LLC (3 mo. USD LIBOR + 0.160%)	2.559%	1/7/19	475,000	475,104
JP Morgan Securities LLC	2.615%	1/31/19	500,000	496,757	(d)(e)

See Notes to Schedules of Investments.

SHORT TERM YIELD PORTFOLIO

Schedules of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
JP Morgan Securities LLC	2.680%	3/5/19	$500,000	$495,491	(d)(e)
JP Morgan Securities LLC	2.696%	3/11/19	500,000	495,249	(d)
National Bank of Canada	2.817%	5/8/19	250,000	246,430	(d)(e)
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.250%)	2.307%	1/10/19	550,000	550,179	(e)
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.280%)	2.307%	11/9/18	532,000	532,042	(e)
Sumitomo Mitsui Banking Corp.	2.715%	2/5/19	820,000	814,183	(d)(e)
Sumitomo Mitsui Banking Corp.	2.338%	12/6/18	560,000	558,725	(d)(e)
Toronto Dominion Bank NY	2.326%	12/10/18	850,000	847,861	(d)(e)
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.160%)	2.307%	1/29/19	1,000,000	1,000,262
UBS AG (1 mo. USD LIBOR + 0.320%)	2.307%	12/21/18	300,000	300,133	(e)
UBS AG (3 mo. USD LIBOR + 0.230%)	2.559%	11/8/18	1,250,000	1,250,086	(e)
Unilever Capital Corp.	2.231%	11/1/18	364,000	363,978	(d)(e)
United Overseas Bank Ltd.	2.590%	1/18/19	1,000,000	994,481	(d)(e)
United Overseas Bank Ltd.	2.749%	4/2/19	2,000,000	1,977,390	(d)(e)
Westpac Banking Corp. (1 mo. USD LIBOR + 0.330%)	2.307%	11/1/18	305,000	305,232	(e)

Total Commercial Paper (Cost - $26,606,299)				26,602,407

TOTAL SHORT-TERM INVESTMENTS (Cost - $61,614,930)				61,624,048

TOTAL INVESTMENTS - 99.8% (Cost - $75,721,168)				75,747,336
Other Assets in Excess of Liabilities - 0.2%				151,243

TOTAL NET ASSETS - 100.0%				$75,898,579

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)	Rate shown represents yield-to-maturity.

(e)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

See Notes to Schedules of Investments.

SHORT TERM YIELD PORTFOLIO

Schedules of investments (unaudited) (cont’d)	October 31, 2018

Abbreviation used in this schedule:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Short Term Yield Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At October 31, 2018, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedules of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Notes to Schedules of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$12,628,413	—	$12,628,413
Collateralized Mortgage Obligations	—	1,023,281	—	1,023,281
Asset-Backed Securities	—	471,594	—	471,594

Total Long-Term Investments	—	14,123,288	—	14,123,288

Short-Term Investments†:
Certificates of Deposit	—	35,021,641	—	35,021,641
Commercial Paper	—	26,602,407	—	26,602,407

Total Short-Term Investments	—	61,624,048	—	61,624,048

Total Investments	—	$75,747,336	—	$75,747,336

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 20, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 20, 2018